Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax rates
Tax rate		26.40%	26.40%	26.30%
Corporate income tax rate	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge		5.50%	5.50%	5.50%
Trade taxes		10.60%	10.60%	10.50%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax		€ 3,090	€ 6,847	€ 7,220
Tax expense at applicable tax rate		817	1,808	1,901
Foreign tax rates		(117)	(126)	(166)
Non-deductible expenses		431	420	254
Tax exempt income		297	(630)	(282)
Withholding taxes		179	204	105
Research and development and foreign tax credits		(95)	(75)	(100)
Prior-year taxes		4	9	128
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits		(124)	(34)	41
Other		(10)	(105)	57
Total income tax expense		€ 1,382	€ 1,471	€ 1,938
Effective tax rate (in %)		44.70%	21.50%	26.80%